NONCONSOLIDATED AFFILIATES AND RELATED COMPANY TRANSACTIONS, Impact of Sales to MEGlobal by Operating Segment (Details) (MEGlobal [Member])	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Equity Method Investments [Line Items]
Percent of net total sales	1.00%	1.00%	2.00%
Feedstocks and Energy [Member]
Schedule of Equity Method Investments [Line Items]
Percent of net total sales	6.00%	7.00%	7.00%